Property and equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Land	₩ 2,173,134	₩ 2,219,227
Buildings	756,486	810,761
Right-of-use assets	608,127	590,417
Other assets	508,417	369,292
Total	4,046,164	3,989,697	₩ 4,083,328
Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Land	2,173,134	2,219,227
Buildings	1,210,401	1,230,187
Right-of-use assets	1,229,169	1,016,183
Other assets	2,294,740	2,197,485
Total	6,907,444	6,663,082
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Land	0	0
Buildings	(446,321)	(419,426)
Right-of-use assets	(621,042)	(425,766)
Other assets	(1,786,323)	(1,828,193)
Total	(2,853,686)	₩ (2,673,385)
Accumulated Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Land	0
Buildings	(7,594)
Right-of-use assets	0
Other assets	0
Total	₩ (7,594)